Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party liability	$ 125,000	$ 125,000
Net related party transactions	$ 38,760	43,975	$ 37,000
Management Stockholders [member]
Related Party Transaction [Line Items]
Related party transaction, amount payable to management stockholders				$ 5,800
Description of settlement agreement with terminated employees				The settlement agreements includes a payable cash amount of $ 5,800, as a result of an employee relationship benefit and non-competition and non-disclosure agreement, out of which 50% was payable on July 1, 2018 or upon the occurrence of a liquidity event, which may result from the consummation of an initial public offering, or a capital injection among other conditions. On September 20, 2017, the Company completed its initial public offering, and the settlement was fully paid in December 2017.
Expedia [member]
Related Party Transaction [Line Items]
Maximum percentage of inventory outsourced	10.00%
Terminataion Fee	$ 125,000
Related party liability	67,047	75,251
Net related party transactions	$ 38,760	$ 43,975	$ 37,000
Percentage of revenue	7.00%	8.00%	7.00%